Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Revenue	$ 111,964	$ 80,355	$ 597,977
Expenses
Selling, general and administrative	277,003	310,965	231,688
Amortization - intangibles			294,272
Direct costs	44,936	38,120	37,930
Development costs	57,721	257,434
Share-based payments	27,758	23,408
Depreciation – property and equipment	4,410	1,653	1,389
Total Expenses	411,828	631,580	565,279
Income / (Loss) from Operations	(299,864)	(551,225)	32,698
Net Finance Charges
Interest expense	4,231	14,952	9,382
Foreign exchange (gain) / loss	2,867	(29,341)	13,452
Income / (Loss) Before Income Tax	(306,962)	(536,836)	9,864
Income tax expense	7,560	7,257	5,919
Net Profit / (Loss) for the Period	(314,522)	(544,093)	3,945
Other Comprehensive Income
Exchange differences on translating foreign operations gain / (loss)	(14,377)	369	(218)
Total Comprehensive Income / (Loss)	$ (328,899)	$ (543,723)	$ 3,727
Earnings / (Loss) per Share
Basic (in CAD per share)	$ 0	$ (0.02)	$ 0
Diluted (in CAD per share)	$ 0	$ (0.02)	$ 0
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	35,529,132	35,529,132	35,529,132
Diluted (in shares)	35,529,132	35,529,132	37,099,039